THE PRUDENTIAL SERIES FUND, INC.

     CONSERVATIVE BALANCED PORTFOLIO

     DIVERSIFIED BOND PORTFOLIO

     EQUITY PORTFOLIO

     EQUITY INCOME PORTFOLIO

     FLEXIBLE MANAGED PORTFOLIO

     GLOBAL PORTFOLIO

     HIGH YIELD BOND PORTFOLIO

     MONEY MARKET PORTFOLIO

     PRUDENTIAL JENNISON PORTFOLIO

     STOCK INDEX PORTFOLIO




PROSPECTUS:  May 1, 1999

     As with all mutual funds, filing this prospectus with the SEC does not mean that the SEC has judged this Fund a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.



                                                   [PRUDENTIAL INVESTMENTS LOGO]

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                  RISK/RETURN SUMMARY
                  Conservative Balanced Portfolio
                  -------------------------------
          1       Investment Objective and Principal Strategies
          1       Principal Risks
          2       Evaluating Performance

                  Diversified Bond Portfolio
                  --------------------------
          2       Investment Objective and Principal Strategies
          3       Principal Risks
          3       Evaluating Performance

                  Equity Portfolio
                  ----------------
          4       Investment Objective and Principal Strategies
          4       Principal Risks
          4       Evaluating Performance

                  Equity Income Portfolio
                  -----------------------
          5       Investment Objective and Principal Strategies
          5       Principal Risks
          6       Evaluating Performance

                  Flexible Managed Portfolio
                  --------------------------
          6       Investment Objective and Principal Strategies
          7       Principal Risks
          7       Evaluating Performance

                  Global Portfolio
                  ----------------
          8       Investment Objective and Principal Strategies
          8       Principal Risks
          8       Evaluating Performance

                  High Yield Bond Portfolio
                  -------------------------
          9       Investment Objective and Principal Strategies
          9       Principal Risks
         10       Evaluating Performance

                  Money Market Portfolio
                  ----------------------
         10       Investment Objective and Principal Strategies
         11       Principal Risks
         11       Evaluating Performance

                  Prudential Jennison Portfolio
                  -----------------------------
         12       Investment Objective and Principal Strategies
         12       Principal Risks
         12       Evaluating Performance

                  Stock Index Portfolio
                  ---------------------
         13       Investment Objective and Principal Strategies
         13       Principal Risks
         14       Evaluating Performance

         15       HOW THE PORTFOLIOS INVEST
         15       Conservative Balanced Portfolio
         17       Diversified Bond Portfolio
         19       Equity Portfolio
         20       Equity Income Portfolio
         22       Flexible Managed Portfolio
         24       Global Portfolio
         25       High Yield Bond Portfolio
         27       Money Market Portfolio
         28       Prudential Jennison Portfolio
         30       Stock Index Portfolio

         32       INVESTMENT RISKS

         37       HOW THE PORTFOLIOS ARE MANAGED
         37       Investment Adviser
         37       Investment Sub-Advisers
         38       Portfolio Managers

         39       HOW TO BUY AND SELL SHARES OF THE FUND
         39       How to Buy and Sell Shares
         40       Net Asset Value
         41       Distributor

         41       OTHER INFORMATION
         41       Federal Income Taxes
         41       Year 2000
         41       Monitoring for Possible Conflicts


FINANCIAL HIGHLIGHTS

     For More Information (Back Cover)

RISK/RETURN SUMMARY

This prospectus is for use with the Variable Universal Life Insurance Contract and describes only those portfolios of The Prudential Series Fund, Inc. (the
Fund) that are available for investment through that Contract. This prospectus should be read together with the current prospectus for the Variable Universal Life Insurance Contract.

The Fund is a diversified, open-end investment management company - commonly known as a mutual fund. Ten of the Fund's seventeen portfolios (the Portfolios) are available under the Variable Universal Life Insurance Contract:

     CONSERVATIVE BALANCED PORTFOLIO          GLOBAL PORTFOLIO
     DIVERSIFIED BOND PORTFOLIO               HIGH YIELD PORTFOLIO
     EQUITY                                   MONEY MARKET PORTFOLIO
     EQUITY INCOME PORTFOLIO                  PRUDENTIAL JENNISON PORTFOLIO
     FLEXIBLE MANAGED PORTFOLIO               STOCK INDEX PORTFOLIO


The following section highlights key information about each Portfolio. Additional information follows this summary and is provided in the Fund's Statement of Additional Information (SAI).

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio also invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.


Annual Returns* (Class I shares)
================================================================================
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
16.99%   5.27%  19.07%   6.95%  12.20%  -0.97%  17.27%  12.63%  13.45%  11.74%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================
Best Quarter:   7.62% (2nd quarter of 1997)
Worst Quarter: (3.17)% (3rd quarter of 1998)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.




Average Annual Returns* (as of 12/31/98)
================================================================================
                                                                    SINCE
                                                                  INCEPTION
                        1 YEAR       5 YEARS       10 YEARS       (5/13/83)
                        ------       -------       --------       ---------
Class I shares          11.74%        10.65%         11.31%         10.86%
S&P 500**               28.60%        24.05%         19.19%         17.29%
Lipper Average***       14.79%        13.73%         12.21%          8.94%
================================================================================

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500 ) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER/VARIABLE INSURANCE PRODUCTS (VIP) BALANCED AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher-grade debt obligations and high-quality money market investments. We may also purchase U.S. dollar denominated securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests primarily in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in U.S. dollar denominated foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments may adversely affect the value of foreign securities. The Portfolio's foreign securities may also be affected by changes in currency rates, though to a lesser extent than if the Portfolio invested in securities denominated in a foreign currency.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
================================================================================
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
13.49%   8.32%  16.44%   7.19%  10.13%  -3.23%  20.73%   4.40%   8.57%   7.15%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================
Best Quarter:   7.94% (2nd quarter of 1989)
Worst Quarter: (2.83)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.




Average Annual Returns* (as of 12/31/98)
================================================================================
                                                                       SINCE
                                                                     INCEPTION
                               1 YEAR      5 YEARS     10 YEARS      (5/13/83)
                               ------      -------     --------      ---------
Class I shares                  7.15%        7.25%        9.14%        9.25%
Lehman Aggregate Index**        8.69%        7.27%        9.26%        9.99%
Lipper Average***               7.44%        7.13%        8.97%        8.94%
================================================================================

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LEHMAN AGGREGATE INDEX (LAI) IS COMPRISED OF MORE THAN 5,000 GOVERNMENT AND CORPORATE BONDS. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) CORPORATE DEBT AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of small-sized companies vary more than the prices of large company stocks and may present above average risks.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
================================================================================
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
29.73%  -5.21%  26.01%  14.17%  21.87%   2.78%  31.29%  18.52%  24.66%   9.34%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================
Best Quarter: 19.13% (1st quarter of 1991)
Worst Quarter:  (15.59)% (3rd quarter of 1990)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
------------------------------------------------------------------------------
                                                                SINCE
                                                                INCEPTION
                        1 YEAR      5 YEARS      10 YEARS       (5/13/83)
                        ------      -------      --------       ---------
Class I shares          9.34%       16.88%       16.74%         15.14%
S&P 500**               28.60%      24.05%       19.19%         17.29%
Lipper Average***       24.94%      20.25%       17.83%         16.01%

------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH FUND AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is BOTH CURRENT INCOME AND CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks and convertible securities that we believe provide good prospects for returns above those of the Standard & Poor's 500 Stock Index (S&P 500 Index) or the NYSE Composite Index. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio may also invest in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
================================================================================
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
22.67%  -3.73%  27.50%  10.14%  22.28%   1.44%  21.70%  21.74%  36.61%  -2.38%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================
Best Quarter: 16.54% (2nd quarter of 1997)
Worst Quarter:  (18.14)% (3rd quarter of 1998)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                SINCE
                                                                INCEPTION
                       1 YEAR       5 YEARS       10 YEARS      (2/19/88)
                       ------       -------       --------      ---------
Class I shares         (2.38)%      14.93%        15.06%        14.91%
S&P 500**              28.60%       24.05%        19.19%        18.31%
Lipper Average***      16.21%       18.50%        15.23%        15.05%
--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/29/88). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) EQUITY INCOME AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/29/88). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

A substantial portion of the Portfolio's assets may also be invested in equity securities. Equity securities such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the value of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
================================================================================
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
21.77%   1.91%  25.43%   7.61%  15.58%  -3.16%  24.13%  13.64%  17.96%  10.24%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================

Best Quarter: 10.89% (2nd  quarter of 1997)
Worst Quarter:  (8.50)% (3rd  quarter of 1998)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                 SINCE
                                                                 INCEPTION
                        1 YEAR        5 YEARS     10 YEARS       (5/13/83)
                        ------        -------     --------       ---------
Class I shares          10.24%        12.19%      13.15%         12.06%
S&P 500**               28.60%        24.05%      19.19%         17.29%
Lipper Average***       13.50%        13.64%      14.00%         12.84%
--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) FLEXIBLE AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Depending on market conditions, the Portfolio may be invested primarily in foreign securities, which involve additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
================================================================================
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
18.82% -12.91%  11.39%  -3.42%  43.14%  -4.89%  15.88%  19.97%   6.98%  25.08%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================

Best Quarter: 22.17% (4th quarter of 1998)
Worst Quarter:  (14.21)% (3rd quarter of 1998)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                     SINCE
                                                                     INCEPTION
                               1 YEAR       5 YEARS     10 YEARS     (9/19/88)
                               ------       -------     --------     ---------
Class I shares                 25.08%       12.04%      10.90%       11.47%
Morgan Stanley World Index**   24.80%       16.19%      11.21%       12.10%
Lipper Average***              16.19%       12.31%      11.04%       11.10%

--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE MORGAN STANLEY WORLD INDEX (MSWI) IS A WEIGHTED INDEX COMPRISED OF APPROXIMATELY 1,500 COMPANIES LISTED ON THE STOCK EXCHANGES OF THE U.S.A., EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GLOBAL AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC..

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high-yield/high-risk debt securities. Such securities have speculative characteristics and generally are riskier than higher-rated securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The Portfolio invests in debt obligations which have CREDIT, MARKET and INTEREST RATE RISKS. Credit risk is the possibility that an issuer of debt securities fails to pay the Portfolio interest or principal. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
================================================================================
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
-2.05% -11.84%  38.99%  17.53%  19.27%  -2.72%  17.56%  11.39%  13.78%  -2.36%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================
Best Quarter: 15.89% (1st  quarter of 1991)
Worst Quarter: (9.68)% (3rd quarter of 1990)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                     SINCE
                                                                     INCEPTION
                               1 YEAR         5 YEARS     10 YEARS   (2/23/87)
                               ------         -------     --------   ---------
Class I shares                (2.36)%         7.20%        9.07%      8.26%
Lehman High Yield Index**      1.60%          8.52%       10.52%      9.81%
Lipper Average***              0.10%          7.87%        9.92%      9.35%

--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LEHMAN HIGH YIELD INDEX IS MADE UP OF OVER 700 NONINVESTMENT GRADE BONDS. THE INDEX IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/28/87). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) HIGH CURRENT YIELD AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/28/87). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is MAXIMUM CURRENT INCOME CONSISTENT WITH THE STABILITY OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. To achieve our objective, we invest in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests only in money market instruments, there is not likely to be an opportunity for capital appreciation. Debt obligations, including money market instruments, also involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Political developments and changes in currency rates may adversely affect the value of foreign securities, even though denominated in U.S. dollars.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. For more information about risk, see "Investment Risks."


--------------------------------------------------------------------------------
AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A NET ASSET VALUE OF $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
--------------------------------------------------------------------------------


EVALUATING PERFORMANCE

A number of factors - including risk - can affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance over the past 10 years. They demonstrates how returns can change from year to year. Past performance does not assure that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
================================================================================
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 9.25%   8.16%   6.16%   3.79%   2.95%   4.05%   5.80%   5.22%   5.41%   5.39%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================
Best Quarter: 2.37% (2nd quarter of 1989)
Worst Quarter:  0.71% (2nd  quarter of 1993)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                          SINCE
                                                          INCEPTION
                     1 YEAR     5 YEARS     10 YEARS      (5/13/83)
                     ------     -------     --------      ---------
Class I shares       5.39%      5.18%       5.61%         6.39%
Lipper Average**     5.10%      4.92%       5.32%         6.02%
--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES

** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) MONEY MARKET AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

7-Day Yield* (as of 12/31/98)
--------------------------------------------------------------------------------
Money Market Portfolio                          4.96%

Average Money Market Fund**                     4.53%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S YIELD IS AFTER DEDUCTION OF EXPENSES AND DOES NOT INCLUDE CONTRACT CHARGES.

**SOURCE: IBC FINANCIAL DATA, INC. AS OF 12/29/98, BASED ON 303 FUNDS IN THE IBC TAXABLE GENERAL PURPOSE, FIRST AND SECOND TIER MONEY MARKET FUND. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve our objective, we invest primarily in equity securities of major established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 3 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
================================================================================
  1996    1997    1998
 ------  ------  ------
 14.41%  31.71%  37.46%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================

Best Quarter: 29.46% (4th quarter of 1998)
Worst Quarter: (12.07)% (3rd  quarter of 1998)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                        SINCE
                                                        INCEPTION
                                 1 YEAR                 (4/25/95)
                                 ------                 ---------

Class I shares                   37.46%                 29.60%
S&P 500**                        28.60%                 29.32%
Lipper Average***                24.94%                 25.38%

--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve our objective, we attempt to duplicate the price and yield of the Standard & Poor's 500 Stock Index (S&P 500 Index). The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole.

The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
================================================================================
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
30.93%  -3.63%  29.72%   7.13%   9.66%   1.01%  37.06%  22.57%  32.83%  28.42%

[GRAPHICAL REPRESENTATION OF CHART]
================================================================================
Best Quarter: 21.44% (4th quarter of 1998)
Worst Quarter: (13.72)% (3rd  quarter of 1990)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                 SINCE
                                                                 INCEPTION
                        1 YEAR       5 YEARS       10 YEARS      (10/19/87)
                        ------       -------       --------      ----------
Class I shares          28.42%       23.70%        18.74%        18.82%
S&P 500**               28.60%       24.05%        19.19%        18.50%
Lipper Average***       28.25%       23.58%        18.62%        18.04%

--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) S&P 500 INDEX AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.

HOW THE PORTFOLIOS INVEST

While the Portfolios have some common attributes, each one has its own portfolio managers, investment objective and policies, performance information, and risks. Therefore, some sections of this prospectus deal with each Portfolio separately, while other sections address two or more Portfolios at the same time. In sections that concern one particular Portfolio as identified in the section heading, "the Portfolio" refers to that particular Portfolio.

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.

SIDE BAR----------------------------------------------
BALANCED PORTFOLIO
We invest in all three types of securities - equity,
debt and money market - in order to achieve
diversification in a single portfolio. We seek to
maintain a conservative blend of investments that
will have strong performance in a down market and
solid, but not necessarily outstanding,  performance
in up markets.  This Portfolio may be appropriate
for an investor looking for diversification with
less risk than that of the Flexible Managed
Portfolio, while recognizing that this reduces the
chances of greater appreciation.
------------------------------------------------------

To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.

We will vary how much of the Portfolio's assets are invested in a particular type of security depending how we think the different markets will perform. Under normal conditions, we intend to keep at least 25% of the Portfolio's total assets invested in debt securities.

In general, we will invest within the ranges shown below:

              ASSET TYPE                             MINIMUM                     NORMAL                 MAXIMUM
              ----------                             -------                     ------                 -------
                Stocks                                 15%                        35%                     75%

   Debt obligations and money market                   25%                        65%                     85%
              securities

DEBT SECURITIES in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The stock portion of the Portfolio will be invested mainly in EQUITY and EQUITY-RELATED securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and not benefit from any set-off between the lender and the borrower.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the fixed-income portion of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high-quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

SIDEBAR-------------------------------------------------------------
OUR STRATEGY
In general, the value of debt obligations moves in the opposite direction as interest rates - if a bond is purchased and then interest rates go up, newer bonds will be worth more because they will have a higher rate of interest. We will adjust the mix of the Portfolio's short-term, intermediate and long term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when rates go up.
--------------------------------------------------------------------

Debt obligations, in general, are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which we can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Usually at least 80% of the Portfolio's total assets will be invested in debt securities that are investment grade. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND GOVERNMENT-RELATED ENTITIES. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

SIDEBAR--------------------------------------------------------------
VALUE APPROACH
We use a value approach to investing which means we look for companies whose stock is selling below the price that we believe reflects its true worth based on earnings, book value and other financial measures.

To achieve our value investment strategy, we usually buy
securities that are out of favor and that many other
investors are selling. We attempt to invest in companies and industries before other investors recognize their true
value.
--------------------------------------------------------------

To achieve our investment objective, we invest primarily in common stocks of major established corporations as well as smaller companies.

A portion of the Portfolio's assets may be invested in short, intermediate or long term DEBT OBLIGATIONS, including convertible and nonconvertible PREFERRED STOCK and OTHER EQUITY-RELATED SECURITIES. Up to 5% of these holdings may be rated below investment grade. These securities are considered speculative and are sometimes referred to as "junk bonds."


Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

Under normal circumstances, the Portfolio may invest a portion of its assets in MONEY MARKET INSTRUMENTS. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek BOTH CURRENT INCOME AND CAPITAL APPRECIATION. This means we seek investments whose price will increase as well as pay dividends and other income. To achieve this objective, we look for securities we believe will provide investment returns above those of the Standard & Poor's 500 Stock Index (S&P 500 Index) or the NYSE Composite Index. While we make every effort to achieve this objective, we can't guarantee success.

SIDEBAR-------------------------------------------------

CONTRARIAN APPROACH
To achieve our value investment strategy, we generally
take a strong contrarian approach to investing.  In
other words, we usually buy securities that are out of
favor and that many other investors are selling, and
we attempt to invest in companies and industries
before other investors recognize their true value.
Using these guidelines, we focus on long-term
performance, not short-term gain.
--------------------------------------------------------

We will normally invest at least 65% of the Portfolio's total assets in EQUITY and EQUITY-RELATED SECURITIES. We buy common stock of companies of every size - small, medium and large capitalization. When deciding which stocks to buy, we look at a company's earnings, balance sheet and cash flow and then at how these factors impact the stock's price and return. We also buy EQUITY-RELATED SECURITIES - like bonds, corporate notes and preferred stock - that can be converted into a company's common stock or other equity security.

Up to 35% of the Portfolio's total assets may be invested in other DEBT OBLIGATIONS including non-convertible preferred stock. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.

SIDEBAR-------------------------------------------------------------
BALANCED PORTFOLIO
We invest in all three types of securities - equity, debt and money market - in order to achieve diversification in a single portfolio. We seek to maintain a more aggressive mix of investments than the Conservative Balanced Portfolio. This Portfolio may be appropriate for an investor looking for diversification who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.
--------------------------------------------------------------------

To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.

Generally, we will invest within the ranges shown below:

               ASSET TYPE                          MINIMUM                      NORMAL                   MAXIMUM
               ----------                          -------                      ------                   -------
                 Stocks                              25%                          60%                      100%
        Fixed income securities                       0%                          40%                       75%
        Money market securities                       0%                           0%                       75%

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY AND DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the fixed income portion of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------------------------------------
GLOBAL INVESTING
This Portfolio is intended to provide investors with the opportunity to invest in companies located throughout the world.

Although we are not required to invest in a minimum number of countries, we intend generally to invest in at least three countries, including the U.S. However, in response to market conditions, we can invest up to 35% of the Portfolio's total assets in any one country other than the U.S.
-----------------------------------------------------------------

When selecting stocks, we use a growth approach which means we look for companies that have above-average growth prospects. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we choose have superior management, a unique market niche or a strong new product.

The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve this objective, we can't guarantee success.

----------------------------------------------------------------
HIGH YIELD/HIGH RISK

Lower rated and comparable unrated securities tend to offer better yields than higher rated securities with the same maturities because the issuer's past financial condition may not have been as strong as that of higher rated issuers. Changes in the perception of the creditworthiness of the issuers of lower rated securities tend to occur more frequently and in a more pronounced manner than for issuers of higher rated securities.

----------------------------------------------------------------

Normally, we will invest at least 80% of the Portfolio's total assets in medium to lower rated debt securities. These high-yield or "junk bonds" are riskier than higher rated bonds and are considered speculative.

The Portfolio may also invest up to 20% of its total assets in U.S. dollar denominated DEBT SECURITIES issued outside the U.S. by foreign and U.S. issuers.

The Portfolio may also acquire CONVERTIBLE AND NONCONVERTIBLE DEBT SECURITIES and PREFERRED STOCK. The Portfolio will not invest in common stocks, except when they are included as part of a debt security.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Under normal circumstances, the Portfolio may invest in MONEY MARKET INSTRUMENTS and COMMERCIAL PAPER of domestic corporations. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The investment objective of this Portfolio is to SEEK THE MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success.

SIDEBAR---------------------------------------------------------
STEADY NET ASSET VALUE
The net asset value for the Portfolio will ordinarily remain at $10 per share because dividends are declared and
reinvested daily. The price of each share remains the same,
but you will have more shares when dividends are declared.
----------------------------------------------------------------

We invest in a diversified portfolio of short-term debt obligations issued by the U.S. government, its agencies and instrumentalities, as well as commercial paper, asset backed securities, funding agreements, certificates of deposit, floating and variable rate demand notes, notes and other obligations issued by banks, corporations and other companies (including trust structures), and obligations issued by foreign banks, companies or foreign governments.

We make investments that meet the requirements of specific rules designed for money market mutual funds, such as the Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. CERTIFICATES OF DEPOSIT, TIME DEPOSITS and BANKERS' ACCEPTANCES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase DEBT SECURITIES that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

================================================================================
AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
================================================================================

OTHER STRATEGIES

We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may use up to 10% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets) and holds ILLIQUID SECURITIES (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to achieve LONG TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

---------------------------------------------------------
INVESTMENT STRATEGY
We seek to invest in equity securities of established
companies with above-average growth prospects.  We
select stocks on a company-by-company basis using
fundamental analysis.  In making our stock picks, we
look for companies that have had growth in earnings and
sales, high returns on equity and assets or other
strong financial characteristics.  Often, the companies
we choose have superior management,  a unique market
niche or a strong new product.
---------------------------------------------------------

In pursuing our objective, we normally invest 65% of the Portfolio's total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

For the balance of the Portfolio, we may invest in COMMON STOCKS, PREFERRED STOCKS and OTHER EQUITY-RELATED SECURITIES of companies that are undergoing changes in management, product and/or marketing dynamics which we believe have not yet been reflected in reported earnings or recognized by investors.

In addition, we may invest in DEBT SECURITIES and MORTGAGE-RELATED SECURITIES. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES. In addition, up to 30% of the Portfolio's assets may be invested in FOREIGN EQUITY and EQUITY-RELATED SECURITIES. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on those futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Index. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------------------------------
S&P 500 INDEX
We attempt to duplicate the performance of the S&P 500
Index, a market-weighted index which represents more than
70% of the market value of all publicly-traded common
stocks.
-----------------------------------------------------------

Under normal conditions, we attempt to invest in all 500 stocks represented in the S&P 500 Index in proportion to their weighting in the Index. We will attempt to remain as fully invested in the S&P 500 stocks as possible in light of cash flow into and out of the Portfolio.

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality MONEY MARKET INSTRUMENTS. To the extent we do so, the Portfolio's performance will differ from that of the Index. We attempt to minimize differences in the performance of the Portfolio and the Index by using stock index FUTURES CONTRACTS, options on stock indexes and OPTIONS on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

ALTERNATIVE STRATEGIES

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell OPTIONS on stock indexes; purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

================================================================================
A STOCK'S INCLUSION IN THE S&P 500 INDEX IN NO WAY IMPLIES S&P'S OPINION AS TO THE STOCK'S ATTRACTIVENESS AS AN INVESTMENT. THE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE PORTFOLIO. "STANDARD & POOR'S," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF MCGRAW HILL.

================================================================================

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.

 INVESTMENT
    TYPE            PORTFOLIO & % OF ASSETS                        RISKS                                POTENTIAL REWARDS
------------------ ----------------------------- -------------------------------------------- --------------------------------------
HIGH QUALITY       ALL PORTFOLIOS                o   Credit risk - the risk that the          o   Regular interest income
MONEY MARKET                                         borrower can't pay back the money
OBLIGATIONS OF     (% VARIES)                        borrowed                                 o   Generally more secure than
ALL TYPES                                                                                         stocks since companies must pay
                                                 o   Market risk - the risk that
                                                     the their debts before they
                                                     pay obligations may lose
                                                     value because dividends
                                                     interest rates change or
                                                     there is a lack of
                                                     confidence in the borrower
------------------ ----------------------------- -------------------------------------------- --------------------------------------
EQUITY AND         Equity securities:            o   Individual stocks could lose value       o   Historically, stocks have
EQUITY-RELATED     ALL PORTFOLIOS EXCEPT MONEY                                                    outperformed other investments
SECURITIES         MARKET                        o   The equity markets could go down,            over the long term
                                                     resulting in a decline in value of a
                   (% VARIES)                        Portfolio's investments                  o   Generally, economic growth
                                                                                                  means higher corporate profits,
                                                 o   Companies that pay dividends may             which leads to an increase in
                   Equity-related securities:        not do so if they don't have profits         stock prices, known as capital
                   CONSERVATIVE BALANCED,            or adequate cash flow                        appreciation
                   DIVERSIFIED BOND, EQUITY,
                   EQUITY INCOME, FLEXIBLE       o   Changes in economic or political         o   May be a source of dividend
                   MANAGED, GLOBAL, HIGH YIELD       conditions, both U.S. and                    income
                   BOND,  PRUDENTIAL JENNISON        international, may result in a decline
                                                     in the value of a Portfolio's            o   Highly successful small-cap
                   (% VARIES)                        investments                                  companies can outperform larger
                                                                                                  ones
                                                 o   Small-cap companies are more
                                                     likely to reinvest earnings and not
                                                     pay dividends

                                                 o   Changes in interest rates
                                                     may affect the securities
                                                     of small and medium-sized
                                                     companies more than the
                                                     securities of larger
                                                     companies
------------------ ----------------------------- -------------------------------------------- --------------------------------------


INVESTMENT         ALL PORTFOLIOS EXCEPT STOCK   o   A Portfolio's holdings, share            o   Bonds have generally
GRADE DEBT         INDEX                             price, yield, and total return may           outperformed money market
SECURITIES                                           fluctuate in response to bond market         instruments over the long term
                   (% VARIES)                        movements                                    with less risk than stocks

                                                 o   Credit risk - the default
                                                     of an issuer would leave a               o   Most bonds will rise in value
                                                     Portfolio with unpaid                        when interest rates fall
                                                     interest or principal. The
                                                     lower a bond's quality, the
                                                     higher its potential                     o   Regular interest income
                                                     volatility
                                                                                              o   Investment grade bonds have a
                                                 o   Market risk - the risk that                  lower risk of default
                                                     the market value of an
                                                     investment may move up or
                                                     down, sometimes rapidly or
                                                     unpredictably. Market risk               o   Generally more secure than
                                                     may affect an industry,                      stocks since companies must pay
                                                     sector, or the market as                     their debts before they pay
                                                     a whole                                      dividends

                                                 o   Interest rate risk - the
                                                     value of most bonds will
                                                     fall when interest rates
                                                     rise; the longer a bond's
                                                     maturity and the lower its
                                                     credit quality, the more
                                                     its value typically falls.
                                                     It can lead to price
                                                     volatility
------------------ ----------------------------- -------------------------------------------- --------------------------------------
HIGH YIELD DEBT    CONSERVATIVE BALANCED,        o   Higher market risk                       o   May offer higher interest
SECURITIES         DIVERSIFIED BOND, EQUITY,                                                      income than higher quality debt
(JUNK BONDS)       EQUITY INCOME, FLEXIBLE       o   Higher credit risk                           securities
                   MANAGED, HIGH YIELD BOND
                                                 o   May be more illiquid (harder to
                   (% VARIES)                        value and sell), in
                                                     which case valuation would
                                                     depend more on the
                                                     investment adviser's
                                                     judgment than is generally
                                                     the case with higher rated
                                                     securities
------------------ ----------------------------- -------------------------------------------- --------------------------------------
FOREIGN            CONSERVATIVE BALANCED,        o   Foreign markets, economies and           o   Investors can participate in
SECURITIES         DIVERSIFIED BOND, EQUITY,         political systems may not be as stable       the growth of foreign markets and
                   EQUITY INCOME, FLEXIBLE           as in the U.S.                               companies operating in those
                   MANAGED, GLOBAL, HIGH YIELD                                                    markets
                   BOND, MONEY MARKET,           o   Currency risk - changing values of
                   PRUDENTIAL JENNISON               foreign currencies                       o   Changing value of foreign
                                                                                                  currencies
                   (% VARIES)                    o   May be less liquid than U.S.
                                                     stocks and bonds                         o   Opportunities for
                   Options on Foreign                                                             diversification
                   Currencies:                   o   Differences in foreign laws,
                   CONSERVATIVE BALANCED,            accounting standards, public
                   EQUITY, EQUITY INCOME,            information, custody and settlement
                   FLEXIBLE MANAGED, GLOBAL,         practices
                   PRUDENTIAL JENNISON



------------------ ----------------------------- -------------------------------------------- --------------------------------------
                   (% VARIES)

                   Futures on Foreign            o   Year 2000 conversion may be more
                   Currencies:                       of a problem for some foreign issuers
                   CONSERVATIVE BALANCED,
                   EQUITY, EQUITY INCOME,
                   FLEXIBLE MANAGED, GLOBAL,
                   PRUDENTIAL JENNISON

                   (% VARIES)
------------------ ----------------------------- -------------------------------------------- --------------------------------------
DERIVATIVES        Options on Equity             o   Derivatives, such as futures,            o   A Portfolio could make money
                   Securities:  CONSERVATIVE         options and foreign currency forward         and protect against losses if the
                   BALANCED, EQUITY, EQUITY          contracts, may not fully offset the          investment analysis proves correct
                   INCOME, FLEXIBLE MANAGED,         underlying positions and this could
                   GLOBAL, PRUDENTIAL                result in losses to a Portfolio that     o   Derivatives that involve
                   JENNISON, STOCK INDEX             would not have otherwise occurred            leverage could generate
                                                                                                  substantial gains at low cost
                   (% VARIES)                    o   Derivatives used for risk
                                                     management may not have the intended     o   One way to manage a
                   Options on Debt Securities:       effects and may result in losses or          Portfolio's risk/return balance is
                   CONSERVATIVE BALANCED,            missed opportunities                         to lock in the value of an
                   DIVERSIFIED BOND, FLEXIBLE                                                     investment ahead of time
                   MANAGED, HIGH YIELD BOND      o   The other party to a derivatives
                                                     contract could default
                   (% VARIES)
                                                 o   Derivatives that involve leverage
                   Options on Stock Indexes:         could magnify losses
                   CONSERVATIVE BALANCED,
                   EQUITY, EQUITY INCOME,        o   Certain types of derivatives
                   FLEXIBLE MANAGED, GLOBAL,         involve costs to a Portfolio that can
                   PRUDENTIAL JENNISON, STOCK        reduce returns
                   INDEX

                   (% VARIES)

                   Futures Contracts on stock
                   indexes:
                   CONSERVATIVE BALANCED,
                   EQUITY, EQUITY INCOME,
                   FLEXIBLE MANAGED, GLOBAL,
                   PRUDENTIAL JENNISON, STOCK
                   INDEX

                   (% VARIES)

------------------ ----------------------------- -------------------------------------------- --------------------------------------

                   Futures on debt securities
                   and interest rate indexes:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, GLOBAL, HIGH YIELD
                   BOND

                   (% VARIES)

                   Interest Rate Swaps:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, HIGH YIELD BOND

                   (% VARIES)

------------------ ----------------------------- -------------------------------------------- --------------------------------------
MORTGAGE BACKED    MONEY MARKET, PRUDENTIAL      o   Prepayment risk - the risk that          o   Regular interest income
& ASSET-BACKED     JENNISON                          the underlying mortgage or other debt
SECURITIES                                           may be prepaid partially or              o   Pass-through instruments
                   (% VARIES)                        completely, generally during periods         provide greater diversification
                                                     of falling interest rates, which could       than direct ownership of loans
                                                     adversely affect yield to maturity and
                                                     could require a Portfolio to reinvest    o   Certain mortgage backed
                                                     in lower-yielding securities                 securities may benefit from
                                                                                                  security interest in real estate
                                                 o   Credit risk - the risk that                  collateral
                                                     the underlying mortgages or
                                                     receivables will not be paid by
                                                     debtors or by credit insurers
                                                     or guarantors of such
                                                     instruments and thus may
                                                     involve greater risk

                                                 o   Market risk
------------------ ----------------------------- -------------------------------------------- --------------------------------------
REAL ESTATE        CONSERVATIVE BALANCED,        o   Performance depends on the               o   Real estate holdings can
INVESTMENT TRUSTS  EQUITY INCOME, FLEXIBLE           strength of real estate markets, REIT        generate good returns from rents,
(REITS)            MANAGED                           management and property management           rising market values, etc.
                                                     which can be affected by many factors,
                   (% VARIES)                        including national and regional          o   Greater diversification than
                                                     economic conditions                          direct ownership
------------------ ----------------------------- -------------------------------------------- --------------------------------------
ILLIQUID           ALL PORTFOLIOS EXCEPT MONEY   o   May be difficult to value precisely      o   May offer a more attractive
SECURITIES         MARKET (15% of its net                                                         yield than more widely traded
                   assets)                       o   May be difficult to sell at the              securities
                   MONEY MARKET PORTFOLIO (10%       time or price desired
                   of its net assets)
------------------ ----------------------------- -------------------------------------------- --------------------------------------


------------------ ----------------------------- -------------------------------------------- --------------------------------------
                                                 o   Credit risk                              o   May offer right to receive
LOAN               CONSERVATIVE BALANCED,                                                         principal, interest and fees
PARTICIPATIONS     DIVERSIFIED BOND, FLEXIBLE    o   Market risk                                  without as much risk as lender
                   MANAGED, HIGH YIELD BOND,
                   MONEY MARKET                  o   A Portfolio has no rights against
                                                     the borrower in the event the borrower
                   (% VARIES)                        does not repay the loan
------------------ ----------------------------- -------------------------------------------- --------------------------------------
WHEN-ISSUED AND    When-issued and delayed       o   Use of such instruments and              o   Use of instruments may magnify
DELAYED DELIVERY   delivery securities:              strategies may magnify underlying            underlying investment gains
SECURITIES,        CONSERVATIVE BALANCED,            investment losses
REVERSE            DIVERSIFIED BOND, EQUITY,
REPURCHASE         EQUITY INCOME, FLEXIBLE       o   Investment costs may exceed
AGREEMENTS,        MANAGED, GLOBAL, HIGH YIELD       potential underlying investment gains
DOLLAR ROLLS AND   BOND, MONEY MARKET,
SHORT SALES        PRUDENTIAL JENNISON

                   (% VARIES)

                   Reverse Repurchase
                   Agreements:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, HIGH YIELD BOND,
                   MONEY MARKET AND THE MONEY
                   MARKET PORTION OF ANY
                   PORTFOLIO

                   (% VARIES)

                   Dollar Rolls:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, HIGH YIELD BOND

                   (% VARIES)

                   Short Sales:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, HIGH YIELD BOND

                   (% VARIES)

                   Short Sales Against the Box:
                   ALL PORTFOLIOS EXCEPT THE
                   MONEY MARKET PORTFOLIO

                   (% VARIES)
------------------ ----------------------------- -------------------------------------------- --------------------------------------

HOW THE PORTFOLIOS ARE MANAGED

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Prudential Insurance Company of America serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1998, Prudential had total assets under management of approximately $334 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.

The following chart lists the total investment advisory fees paid in 1998 as a percentage of the Portfolio's average net assets.

  ------------------------------------------ ------------------------------
                                             TOTAL ADVISORY FEES AS % OF
  PORTFOLIO                                  AVERAGE NET ASSETS
  ------------------------------------------ ------------------------------

  Conservative Balanced                                  0.55
  Diversified Bond                                       0.40
  Equity                                                 0.45
  Equity Income                                          0.40
  Flexible Managed                                       0.60
  Global                                                 0.75
  High Yield Bond                                        0.55
  Money Market                                           0.40
  Prudential Jennison                                    0.60
  Stock Index                                            0.35

--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios, except the services provided by the sub-adviser listed below. PIC's address is 751 Broad Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. As of December 31, 1998, Jennison had over $46 billion in assets under management for institutional and mutual fund clients.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Prudential's fixed-income group is organized by teams that specialize in sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Each of the portfolio managers of the fixed-income Portfolios (or the fixed income portion of a Portfolio) contributes bottom-up securities selection within those guidelines and is responsible for the day-to-day management of the Portfolio.

CONSERVATIVE BALANCED PORTFOLIO & FLEXIBLE MANAGED PORTFOLIO

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.

Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.

Jose Rodriguez, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1993 and is responsible for the debt portion of the Portfolios. Mr. Rodriquez has been a portfolio manager for Prudential Investments since 1988.

John Moschberger, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500 Index. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

DIVERSIFIED BOND PORTFOLIO

This Portfolio is managed by Ms. Barbara Kenworthy who has been the manager since 1995. Ms. Kenworthy is a Managing Director of Prudential Investments. Before joining Prudential in 1994, she served as president and portfolio manager for several Dreyfus fixed-income funds. Ms. Kenworthy has over 30 years of investment experience and is a member of the Treasury Borrowing Advisory Committee of the Public Securities Association.

EQUITY PORTFOLIO

Thomas Jackson, Managing Director of Prudential Investments, has managed this Portfolio since 1990. Mr. Jackson, a Managing Director of PIC, joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. Mr. Jackson began managing at Chase Manhattan Bank. He is a member of the New York Society of Security Analysts.

EQUITY INCOME PORTFOLIO

Warren Spitz, Managing Director of Prudential Investments, has managed this Portfolio since 1988. (See description under "Conservative Balanced Portfolio & Flexible Managed Portfolio," above.)

GLOBAL PORTFOLIO

Daniel Duane, CFA, Managing Director of Prudential Investments, Ingrid Holm, CFA, Vice President of Prudential Investments and Michelle Picker, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.

HIGH YIELD BOND PORTFOLIO

George Edwards, CFA, Managing Director of Prudential Investments, has managed this Portfolio since 1997. Mr. Edwards is a Managing Director of Prudential Investments. Before joining the Prudential mutual fund group, Mr. Edwards worked in Prudential's investment grade bond unit. He was previously an analyst at McCarthy, Crisanti & Maffei (now MCM-Duff & Phelps).

MONEY MARKET PORTFOLIO

Manolita Brasil, Investment Manager of Prudential Investments, has managed this Portfolio since 1996. She joined Prudential in 1981 and served as an assistant portfolio manager for six years before she was appointed manager of the P-B International Money Fund in 1994.

PRUDENTIAL JENNISON PORTFOLIO

This Portfolio is managed by Messrs. Segalas and Kannry and Ms. McCarragher of Jennison since 1999. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years.

Mr. Kannry, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972. He spent more than a dozen years as part of Jennison's research team before assuming portfolio management responsibilities several years ago. He holds a Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.


Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison last year after a 20 year investment career, including positions with Weiss, Peck & Greer (1992-1998) and State Street Research and Management Company, where she was a member of the Investment Committee.

STOCK INDEX PORTFOLIO

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. (See description under "Conservative Balanced Portfolio & Flexible Managed Portfolio," above.)

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio - Class I and Class II. Class I shares are sold only to separate accounts of Prudential as investment options under variable life insurance and variable annuity contracts including the Variable Universal Life Insurance Contract. (A separate account is simply an accounting device used to keep the assets invested in certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of contracts.

HOW TO BUY AND SELL SHARES

The only way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Class I shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

When you purchase or sell shares of a Portfolio the price you will pay or receive, as the case may be, is based on the share's value. This is known as the net asset value or NAV. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is placed. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day - at 4:15 p.m. New York Time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day. The NAV for the Money Market Portfolio is determined at 12:00 p.m. on each day the New York Stock Exchange is open for business.

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share because dividends are declared and reinvested daily. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All SHORT-TERM DEBT SECURITIES held by the Money Market Portfolio are valued at amortized cost. Short-term debt securities with remaining maturities of 12 month or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. For the other Portfolios, debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. This valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principle business address is 751 Broad Street, Newark, New Jersey 07102-3777.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

YEAR 2000

The services provided to the Fund and the shareholders by the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Directors receive and have received since mid-1998 satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner or that there will be no adverse impact on the Fund. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.

Additionally, issuers of securities generally as well as those purchased by the Fund may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and result in a decline in the value of the securities held by the Fund.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and may offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                      CONSERVATIVE BALANCED
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  14.97  $  15.52  $  15.31  $  14.10  $  14.91
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.66      0.76      0.66      0.63      0.53
Net realized and unrealized gains
  (losses) on investments..............      1.05      1.26      1.24      1.78     (0.68)
                                         --------  --------  --------  --------  --------
    Total from investment operations...      1.71      2.02      1.90      2.41     (0.15)
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.66)    (0.76)    (0.66)    (0.64)    (0.51)
Distributions from net realized
  gains................................     (0.94)    (1.81)    (1.03)    (0.56)    (0.15)
                                         --------  --------  --------  --------  --------
    Total distributions................     (1.60)    (2.57)    (1.69)    (1.20)    (0.66)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  15.08  $  14.97  $  15.52  $  15.31  $  14.10
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............     11.74%    13.45%    12.63%    17.27%    (0.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,796.0  $4,744.2  $4,478.8  $3,940.8  $3,501.1
Ratios to average net assets:
  Expenses.............................      0.57%     0.56%     0.59%     0.58%     0.61%
  Net investment income................      4.19%     4.48%     4.13%     4.19%     3.61%
Portfolio turnover rate................       167%      295%      295%      201%      125%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                         DIVERSIFIED BOND
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.02  $  11.07  $  11.31  $ 10.04   $ 11.10
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.69      0.80      0.76     0.76      0.68
Net realized and unrealized gains
  (losses) on investments..............      0.08      0.11     (0.27)    1.29     (1.04 )
                                         --------  --------  --------  --------  --------
    Total from investment operations...      0.77      0.91      0.49     2.05     (0.36 )
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.69)    (0.83)    (0.73)   (0.75 )   (0.68 )
Distributions from net realized
  gains................................     (0.04)    (0.13)       --    (0.03 )   (0.02 )
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.73)    (0.96)    (0.73)   (0.78 )   (0.70 )
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  11.06  $  11.02  $  11.07  $ 11.31   $ 10.04
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      7.15%     8.57%     4.40%   20.73%    (3.23 )%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,122.6    $816.7    $720.2   $655.8    $541.6
Ratios to average net assets:
  Expenses.............................      0.42%     0.43%     0.45%    0.44%     0.45%
  Net investment income................      6.40%     7.18%     6.89%    7.00%     6.41%
Portfolio turnover rate................       199%      224%      210%     199%       32%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERs LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                                EQUITY
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   31.07  $   26.96  $   25.64  $   20.66  $  21.49
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.60       0.69       0.71       0.55      0.51
Net realized and unrealized gains on
  investments..........................       2.21       5.88       3.88       5.89      0.05
                                         ---------  ---------  ---------  ---------  --------
    Total from investment operations...       2.81       6.57       4.59       6.44      0.56
                                         ---------  ---------  ---------  ---------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.60)     (0.70)     (0.67)     (0.52)    (0.49)
Distributions from net realized
  gains................................      (3.64)     (1.76)     (2.60)     (0.94)    (0.90)
                                         ---------  ---------  ---------  ---------  --------
    Total distributions................      (4.24)     (2.46)     (3.27)     (1.46)    (1.39)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   29.64  $   31.07  $   26.96  $   25.64  $  20.66
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(b)............       9.34%     24.66%     18.52%     31.29%     2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $6,247.0   $6,024.0   $4,814.0   $3,813.8  $2,617.8
Ratios to average net assets:
  Expenses.............................       0.47%      0.46%      0.50%      0.48%     0.55%
  Net investment income................       1.81%      2.27%      2.54%      2.28%     2.39%
Portfolio turnover rate................         25%        13%        20%        18%        7%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                          EQUITY INCOME
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  22.39  $  18.51  $  16.27  $  14.48  $  15.66
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.56      0.61      0.58      0.64      0.66
Net realized and unrealized gains
  (losses) on investments..............     (1.03)     6.06      2.88      2.50     (0.46)
                                         --------  --------  --------  --------  --------
    Total from investment operations...     (0.47)     6.67      3.46      3.14      0.20
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.59)    (0.57)    (0.71)    (0.62)    (0.56)
Distributions from net realized
  gains................................     (1.30)    (2.22)    (0.51)    (0.73)    (0.82)
                                         --------  --------  --------  --------  --------
    Total distributions................     (1.89)    (2.79)    (1.22)    (1.35)    (1.38)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  20.03  $  22.39  $  18.51  $  16.27  $  14.48
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............     (2.38)%    36.61%    21.74%    21.70%     1.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $2,142.3  $2,029.8  $1,363.5  $1,110.0    $859.7
Ratios to average net assets:
  Expenses.............................      0.42%     0.41%     0.45%     0.43%     0.52%
  Net investment income................      2.54%     2.90%     3.36%     4.00%     3.92%
Portfolio turnover rate................        20%       38%       21%       64%       63%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                           FLEXIBLE MANAGED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.28  $   17.79  $   17.86  $   15.50  $   16.96
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.58       0.59       0.57       0.56       0.47
Net realized and unrealized gains
  (losses) on investments..............       1.14       2.52       1.79       3.15      (1.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.72       3.11       2.36       3.71      (0.55)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.59)     (0.58)     (0.58)     (0.56)     (0.45)
Distributions from net realized
  gains................................      (1.85)     (3.04)     (1.85)     (0.79)     (0.46)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (2.44)     (3.62)     (2.43)     (1.35)     (0.91)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   16.56  $   17.28  $   17.79  $   17.86  $   15.50
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      10.24%     17.96%     13.64%     24.13%     (3.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $5,410.0   $5,490.1   $4,896.9   $4,261.2   $3,481.5
Ratios to average net assets:
  Expenses.............................       0.61%      0.62%      0.64%      0.63%      0.66%
  Net investment income................       3.21%      3.02%      3.07%      3.30%      2.90%
Portfolio turnover rate................        138%       227%       233%       173%       124%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                                GLOBAL
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.92  $   17.85  $   15.53  $   13.88  $   14.64
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.07       0.09       0.11       0.06       0.02
Net realized and unrealized gains
  (losses) on investments..............       4.38       1.11       2.94       2.14      (0.74)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       4.45       1.20       3.05       2.20      (0.72)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.16)     (0.13)     (0.11)     (0.24)     (0.02)
Dividends in excess of net investment
  income...............................      (0.12)     (0.10)        --         --         --
Distributions from net realized
  gains................................      (0.93)     (0.90)     (0.62)     (0.31)     (0.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (1.21)     (1.13)     (0.73)     (0.55)     (0.04)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   21.16  $   17.92  $   17.85  $   15.53  $   13.88
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      25.08%      6.98%     19.97%     15.88%     (4.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $844.5     $638.4     $580.6     $400.1     $345.7
Ratios to average net assets:
  Expenses.............................       0.86%      0.85%      0.92%      1.06%      1.23%
  Net investment income................       0.29%      0.47%      0.64%      0.44%      0.20%
Portfolio turnover rate................         73%        70%        41%        59%        37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERs LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            HIGH YIELD BOND
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $    8.14  $    7.87  $    7.80  $    7.37  $    8.41
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.77       0.78       0.80       0.81       0.87
Net realized and unrealized gains
  (losses) on investments..............      (0.94)      0.26       0.06       0.46      (1.10)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...      (0.17)      1.04       0.86       1.27      (0.23)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.76)     (0.77)     (0.78)     (0.84)     (0.81)
Dividends in excess of net investment
  income...............................         --         --      (0.01)        --         --
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (0.76)     (0.77)     (0.79)     (0.84)     (0.81)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $    7.21  $    8.14  $    7.87  $    7.80  $    7.37
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      (2.36)%     13.78%     11.39%     17.56%     (2.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $789.3     $568.7     $432.9     $367.9     $306.2
Ratios to average net assets:
  Expenses.............................       0.58%      0.57%      0.63%      0.61%      0.65%
  Net investment income................      10.31%      9.78%      9.89%     10.34%      9.88%
Portfolio turnover rate................         63%       106%        88%       139%        69%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             MONEY MARKET
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   10.00  $   10.00  $   10.00  $   10.00  $  10.00
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................       0.52       0.54       0.51       0.56      0.40
Dividends and distributions............      (0.52)     (0.54)     (0.51)     (0.56)    (0.40)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   10.00  $   10.00  $   10.00  $   10.00  $  10.00
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(b)............       5.39%      5.41%      5.22%      5.80%     4.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $920.2     $657.5     $668.8     $613.3    $583.3
Ratios to average net assets:
  Expenses.............................       0.41%      0.43%      0.44%      0.44%     0.47%
  Net investment income................       5.20%      5.28%      5.10%      5.64%     4.02%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             PRUDENTIAL JENNISON
                                         -----------------------------------------------------------
                                                        YEAR ENDED                 APRIL 25, 1995(d)
                                                       DECEMBER 31,                       TO
                                         ----------------------------------------    DECEMBER 31,
                                             1998           1997         1996           1995(a)
                                         -------------   -----------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...    $  17.73        $   14.32    $   12.55      $  10.00
                                         -------------   -----------  -----------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................        0.04             0.04         0.02          0.02
Net realized and unrealized gains on
  investments..........................        6.56             4.48         1.78          2.54
                                         -------------   -----------  -----------       -------
    Total from investment operations...        6.60             4.52         1.80          2.56
                                         -------------   -----------  -----------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income...       (0.04)           (0.04)       (0.03)        (0.01)
Distributions from net realized
  gains................................       (0.38)           (1.07)          --            --
                                         -------------   -----------  -----------       -------
    Total distributions................       (0.42)           (1.11)       (0.03)        (0.01)
                                         -------------   -----------  -----------       -------
Net Asset Value, end of period.........    $  23.91        $   17.73    $   14.32      $  12.55
                                         -------------   -----------  -----------       -------
                                         -------------   -----------  -----------       -------
TOTAL INVESTMENT RETURN:(b)............       37.46%           31.71%       14.41%        24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................    $1,198.7           $495.9       $226.5         $63.1
Ratios to average net assets:
  Expenses.............................        0.63%            0.64%        0.66%         0.79%(c)
  Net investment income................        0.20%            0.25%        0.20%         0.15%(c)
Portfolio turnover rate................          54%              60%          46%           37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Commencement of operations.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             STOCK INDEX
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   30.22  $   23.74  $   19.96  $   14.96  $  15.20
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.42       0.43       0.40       0.40      0.38
Net realized and unrealized gains
  (losses) on investments..............       8.11       7.34       4.06       5.13     (0.23)
                                         ---------  ---------  ---------  ---------  --------
    Total from investment operations...       8.53       7.77       4.46       5.53      0.15
                                         ---------  ---------  ---------  ---------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.42)     (0.42)     (0.40)     (0.38)    (0.37)
Distributions from net realized
  gains................................      (0.59)     (0.87)     (0.28)     (0.15)    (0.02)
                                         ---------  ---------  ---------  ---------  --------
    Total distributions................      (1.01)     (1.29)     (0.68)     (0.53)    (0.39)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   37.74  $   30.22  $   23.74  $   19.96  $  14.96
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(B)............      28.42%     32.83%     22.57%     37.06%     1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $3,548.1   $2,448.2   $1,581.4   $1,031.3    $664.5
Ratios to average net assets:
  Expenses.............................       0.37%      0.37%      0.40%      0.38%     0.42%
  Net investment income................       1.25%      1.55%      1.95%      2.27%     2.50%
Portfolio turnover rate................          3%         5%         1%         1%        2%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

          -    Call toll-free (800) 778-2255

          - Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777



You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


By Mail:

Securities and Exchange Commission

Public Reference Section
Washington, DC 20549-6009
(The SEC charges a fee to copy documents.)


In Person:

PUBLIC REFERENCE ROOM
IN WASHINGTON, DC
(For hours of operation, call 1(800) SEC-0330.)


Via the Internet:
http://www.sec.gov


SEC File No. 811-03623